GOODWILL (Tables)	12 Months Ended
Mar. 31, 2025
Goodwill [Abstract]
Schedule of goodwill
Goodwill is recognized at the acquisition date when total consideration exceeds the net identifiable assets acquired.

Cost	$
Balance as at March 31, 2023	24,792
Acquisition from Small Pharma	22,652
Effect of foreign exchange	31
Balance as at March 31, 2024	47,475
Effect of foreign exchange	4,012
Balance as at March 31, 2025	51,487